Other Borrowings	12 Months Ended
Dec. 31, 2011
Other Borrowings [Abstract]
Other Borrowings

(15) Other Borrowings

The following is a summary of other borrowings at December 31, 2011 and 2010:

(Dollars in thousands)	2011	2010
Securities sold under repurchase agreements	413,333	217,289
Other	30,420	43,331
Secured borrowings - owed to securitization investors	600,000	600,000

Total other borrowings	$1,043,753	$860,620

Securities sold under repurchase agreements represent $105.1 million and $77.6 million of customer sweep accounts in connection with master repurchase agreements at the banks at December 31, 2011 and 2010, respectively, as well as $308.3 million and $139.7 million of short-term borrowings from banks and brokers at December 31, 2011 and 2010, respectively. Securities pledged for these borrowings are maintained under the Company's control and consist of U.S. Government agency, mortgage-backed and corporate securities. These securities are included in the available-for-sale securities portfolio as reflected on the Company's Consolidated Statements of Condition.

Other borrowings at December 31, 2011 represent the junior subordinated amortizing notes issued by the Company in connection with the issuance of the TEUs in December 2010. These junior subordinated notes were recorded at their initial principal balance of $44.7 million, net of issuance costs. These notes have a stated interest rate of 9.5% and require quarterly principal and interest payments of $4.3 million, with an initial payment of $4.6 million that was paid on March 15, 2011. The issuance costs are being amortized to interest expense using the effective-interest method. The scheduled final installment payment on the notes is December 15, 2013. See Note 24 — Shareholders' Equity for further discussion of the TEUs.

During the third quarter of 2009, the Company entered into an off-balance sheet securitization transaction sponsored by FIFC. In connection with the securitization, premium finance receivables - commercial were transferred to FIFC Premium Funding, LLC, a QSPE. The QSPE issued $600 million Class A notes that bear an annual interest rate of one-month LIBOR plus 1.45% (the "Notes") and had an expected average term of 2.93 years with any unpaid balance due and payable in full on February 17, 2014. At the time of issuance, the Notes were eligible collateral under TALF. These notes are reflected on the Company's Consolidated Statements of Condition as secured borrowings owed to securitization investors. See Note 8 — Loan Securitization, for more information on the QSPE.